Related Party Transactions (Details) - USD ($)						1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Feb. 15, 2023	Feb. 14, 2023	Dec. 31, 2022	Dec. 22, 2022	May 17, 2022	Apr. 25, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Cash			$ 88,277				$ 283,101			$ 283,101	$ 88,277	$ 88,277
Promissory note outstanding balance										300,000
Incurred expenses										$ 28,111
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Exceeds per share (in Dollars per share)							$ 10			$ 10
IPO [Member]
Related Party Transactions (Details) [Line Items]
Issuance shares (in Shares)		11,500,000
Exceeds per share (in Dollars per share)		$ 10.25	$ 10				$ 10			$ 10	$ 10	$ 10
IPO [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Cover expenses						$ 300,000
Borrowed under promissory note						300,000
Promissory note outstanding balance	$ 300,000		$ 300,000								$ 300,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Cash					$ 25,000
Issuance shares (in Shares)				2,060,622	2,875,000
Sponsor consideration				$ 206
Percentage of issued and outstanding shares					30.00%
Exceeds per share (in Dollars per share)					$ 12
Founder shares issuance (in Shares)				2,060,622
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Share aggregate (in Shares)					643,777						643,777
Founder shares issuance (in Shares)										643,777
Class B Ordinary Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Share aggregate (in Shares)					643,777
Administrative Support Agreement [Member] | Mehana Capital L L C [Member]
Related Party Transactions (Details) [Line Items]
Sponsor amount											$ 10,000
Incurred expenses									$ 0	$ 45,000
Related Party [Member] | IPO [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount						$ 300,000
Related Party [Member] | Administrative Support Agreement [Member] | Mehana Capital L L C [Member]
Related Party Transactions (Details) [Line Items]
Service cost per month							$ 10,000			10,000
Incurred expenses							$ 30,000	$ 0		$ 5,000		$ 0
Affiliate Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Conversion of stock			$ 1,500,000								$ 1,500,000	$ 1,500,000
Price per unit (in Dollars per share)			$ 10				$ 10			$ 10	$ 10	$ 10
Affiliate Sponsor [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Conversion of stock							$ 1,500,000			$ 1,500,000